As filed with the Securities and Exchange Commission on June 29, 2022

Securities Act File No. 333-225588

Investment Company Act File No. 811-23325

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 41	☒

(Check appropriate box or boxes)

SIX CIRCLES® TRUST

(Exact Name of Registrant Specified in Charter)

383 Madison Avenue

New York, NY, 10179

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 270-6000

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copies to:

Abby L. Ingber, Esq.	Gregory S. Rowland, Esq.
J.P. Morgan Private Investments Inc.	Davis Polk & Wardwell LLP
4 New York Plaza, 19th Floor	450 Lexington Avenue
New York, NY 10004	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☒	60 days after filing pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☐	on (date) pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 (the “Amendment”) to the registration statement of Six Circles Trust (the “Registrant”) on Form N-1A is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, to amend and supplement Post-Effective Amendment No. 37 to the Registrant’s registration statement on Form N-1A (Accession No. 0001193125-22-134166) (“PEA 37”), as it relates only to the prospectus (Part A) and statement of additional information (the “SAI”) (Part B) of the Six Circles U.S. Unconstrained Equity Fund (the “U.S. Equity Fund”), a series of the Registrant. The prospectus and SAI of the U.S. Equity Fund, as filed in PEA 37, are incorporated into the Amendment by reference. The Amendment is being filed to disclose that the U.S. Equity Fund may allocate a portion of its assets to a customized index, the constituents of which will be determined by the Adviser. The Amendment does not otherwise delete, amend or supersede any other information relating to any other series of the Registrant.

SIX CIRCLES FUNDS

Six Circles U.S. Unconstrained Equity Fund

(a series of Six Circles Trust)

Supplement dated [                ], 2022

to the Prospectus dated May 1, 2022

Effective immediately, the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) may allocate a portion of its assets to a customized index, the constituents of which will be determined by the Adviser. Accordingly, the Prospectus is hereby amended and supplemented as follows:

1. The fifth and sixth paragraphs in the “Risk/Return Summaries – Six Circles U.S. Unconstrained Equity Fund – What are the Fund’s main investment strategies?” section, the “Risk/Return Summaries – Six Circles U.S. Unconstrained Equity Fund – What are the Fund’s main investment strategies? – BlackRock” section and the “Risk/Return Summaries – Six Circles U.S. Unconstrained Equity Fund – What are the Fund’s main investment strategies? – General Information” section of the Fund’s Prospectus are hereby deleted and replaced by the following:

J.P. Morgan Private Investments Inc., the Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the Fund’s investments among a range of publicly available indexed investment strategies established by an index provider and managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). The Adviser may also allocate a portion of the Fund’s investments to a customized index (the “Custom Index”) the constituents of which are solely determined by the Adviser on an ongoing basis. For each indexed investment strategy, including the Custom Index, the Sub-Adviser seeks to replicate the performance of an index or sub-index (“Index”) selected by the Adviser. Generally, an Index will represent a certain industry, geographic region or other sector component of a public U.S. equity index. By way of example, an indexed investment strategy will consist of an instruction given by the Adviser to a Sub-Adviser to replicate the performance of a public broad-based U.S. equity index, or a sub-index that includes securities classified by an index provider into a specific industry, grouping, sector/sub-sector and/or geographic region, such as a US Healthcare Index, with respect to a portion of the Fund’s assets. This example should not be construed as an indication that the Adviser will use this or a similar instruction as an indexed investment strategy for the Fund. When utilized, a Custom Index will be made up of publicly traded large capitalization U.S. equity securities, selected by the Adviser on an ongoing basis. Securities included in the Custom Index may represent a variety of U.S. sectors, sub-sectors or industries and will be selected for inclusion by the Adviser based on its investment analysis in order to assist with portfolio construction, risk management, liquidity considerations or a combination thereof. The Adviser in its discretion may instruct the Sub-Adviser to eliminate use of the Custom Index from the Fund, or to re-introduce the Custom Index thereafter, as well as to increase or decrease the portion of the Fund’s assets allocated to the Custom index.

In allocating the assets of the Fund, the Adviser generally makes tactical allocation decisions by directing shifts in allocations among the various investment strategies represented by Indexes. The Adviser employs an equity research process that can in part be characterized as combining ‘bottom-up’ fundamental research alongside ‘top-down’ quantitative approaches to assess relative positioning and risk analytics. The Adviser will review and determine the allocations among the indexed investment strategies and will make changes to these allocations when it believes it is beneficial to the Fund, including allocations to the Custom Index when the Adviser determines allocations to select individual U.S. securities would be more beneficial to the Fund than an allocation to the applicable public Index alternative. The Adviser may, in its discretion, add to, delete from or modify the categories of indexed investment strategies employed by the Fund at any time, or add other investment strategies, including active strategies, managed by the Sub-Advisers at any time. In making allocations among such indexed investment strategies, including the Custom Index, and/or in changing the categories of indexed investment strategies and other investment strategies employed by the Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the Fund is exclusively designed. As such, the Fund may perform differently from a similar fund that is managed without regard to such broader investment programs.

BlackRock

BlackRock, the Sub-Adviser, manages each individual indexed investment strategy with the goal of replicating the performance of each applicable Index, including the Custom Index, selected by the Adviser, and also facilitates the transition among indexed investment strategies as directed by the Adviser. BlackRock seeks to manage each of the indexed investment strategies by replicating the Index fully when applicable or investing in a quantitatively selected portfolio of securities with characteristics expected to match the performance of the applicable Index, including through the use of derivatives such as futures, forwards and swaps (including but not limited to total return swaps, some of which may be referred to as contracts for difference). The securities selected for each indexed investment strategy are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the applicable Index. The Fund may or may not hold all of the securities in an applicable Index and BlackRock is free to use its discretion as to how best to replicate the performance of each applicable Index.

General Information

The Adviser may adjust allocations to the Sub-Adviser and any additional sub-adviser of the Fund at any time or make recommendations to the Board of Trustees of the Six Circles Trust (the “Board”) with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the Fund’s Sub-Adviser or Sub-Advisers, or the portion of the Fund allocated to it or them, may change over time. Generally, except in the case of the Custom Index, the Sub-Adviser is responsible for deciding which securities to purchase and sell for the Fund. Additionally, the Sub-Adviser is generally responsible for placing orders for the Fund’s transactions. However, the Adviser reserves the right to instruct the Sub-Adviser as needed on Fund transactions and manage a portion of the Fund’s portfolio directly, either by instructing the Sub-Adviser or otherwise, including without limitation, when it has high conviction views, for portfolio hedging, to adjust the Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal.

2. The portfolio manager information for the Adviser in the “Risk/Return Summary – Six Circles U.S. Unconstrained Fund – Management – Investment Adviser” section of the Fund’s Prospectus is hereby deleted and replaced by the following:

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Richard Madigan	Inception	Managing Director and Chief Investment Officer

Jeffrey Gaffney	Inception	Managing Director

Miles Wixon	Inception	Managing Director

David Cassese	2022	Managing Director

3. The fourth and fifth paragraphs in the “More About the Funds – Six Circles U.S. Unconstrained Equity Fund (“U.S. Unconstrained Equity Fund”) – Principal Investment Strategies” section, the “More About the Funds – Six Circles U.S. Unconstrained Equity Fund (“U.S. Unconstrained Equity Fund”) – Principal Investment Strategies – BlackRock” section and the first paragraph of the “More About the Funds – Six Circles U.S. Unconstrained Equity Fund (“U.S. Unconstrained Equity Fund”) – Principal Investment Strategies – General Information” section of the Fund’s Prospectus are hereby deleted and replaced by the following:

J.P. Morgan Private Investments Inc., the U.S. Unconstrained Equity Fund’s investment adviser (“JPMPI” or the “Adviser”), actively allocates the U.S. Unconstrained Equity Fund’s investments among a range of publicly available indexed investment strategies established by an index provider and managed by the current sub-adviser, BlackRock Investment Management, LLC (the “Sub-Adviser” or “BlackRock”). The Adviser may also allocate a portion of the U.S. Unconstrained Equity Fund’s investments to a customized index (the “Custom Index”) the constituents of which are solely determined by the Adviser on an ongoing basis. For each indexed investment strategy, including the Custom Index, the Sub-Adviser seeks to replicate the performance of an index or sub-index (“Index”) selected by the Adviser. Generally, an Index will represent a certain industry, geographic region or other sector component of a public U.S. equity index. By way of example, an indexed investment strategy will consist of an instruction given by the Adviser to a Sub-Adviser to replicate the performance of a public broad-based U.S. equity index, or a sub-index that includes securities classified by an index provider into a specific industry, grouping, sector/sub-sector and/or geographic region, such as a US Healthcare Index, with respect to a portion of the U.S. Unconstrained Equity Fund’s assets. This example should not be construed as an indication that the Adviser will use this or a similar instruction as an indexed investment strategy for the U.S. Unconstrained Equity Fund. When utilized, a Custom Index will be made up of publicly traded large capitalization U.S. equity securities, selected by the Adviser on an ongoing basis. Securities included in the Custom Index may represent a variety of U.S. sectors, sub-sectors or industries and will be selected for inclusion by the Adviser based on its investment analysis in order to assist with portfolio construction, risk management, liquidity considerations or a combination thereof. The Adviser in its discretion may instruct the Sub-Adviser to eliminate use of the Custom Index from the U.S. Unconstrained Equity Fund, or to re-introduce the Custom Index thereafter, as well as to increase or decrease the portion of the U.S. Unconstrained Equity Fund’s assets allocated to the Custom index.

In allocating the assets of the U.S. Unconstrained Equity Fund, the Adviser generally makes tactical allocation decisions by directing shifts in allocations among the various investment strategies represented by Indexes. The Adviser employs an equity research process that can in part be characterized as combining ‘bottom-up’ fundamental research alongside ‘top-down’ quantitative approaches to assess relative positioning and risk analytics. The Adviser will review and determine the allocations among the indexed investment strategies and will make changes to these allocations when it believes it is beneficial to the U.S. Unconstrained Equity Fund, including allocations to the Custom Index when the Adviser determines allocations to select individual U.S. securities would be more beneficial to the U.S. Unconstrained Equity Fund than an allocation to the applicable public Index alternative. The Adviser may, in its discretion, add to, delete from or modify the categories of indexed investment strategies employed by the U.S. Unconstrained Equity Fund at any time, or add other investment strategies, including active strategies, managed by the Sub-Advisers at any time. In making allocations among such indexed investment strategies, including the Custom Index, and/or in changing the categories of indexed investment strategies and other investment strategies employed by the U.S. Unconstrained Equity Fund, the Adviser expects to take into account the investment goals of the broader investment programs administered by the Adviser or its affiliates, for whose use the U.S. Unconstrained Equity Fund is exclusively designed. As such, the U.S. Unconstrained Equity Fund may perform differently from a similar fund that is managed without regard to such broader investment programs.

BlackRock

BlackRock, the Sub-Adviser, manages each individual indexed investment strategy with the goal of replicating the performance of each applicable Index, including the Custom Index, selected by the Adviser, and also facilitates the transition among indexed investment strategies as directed by the Adviser. BlackRock seeks to manage each of the indexed investment strategies by replicating the Index fully when applicable or investing in a quantitatively selected portfolio of securities with characteristics expected to match the performance of the applicable Index, including through the use of derivatives such as futures, forwards and swaps (including but not limited to total return swaps, some of which may be referred to as contracts for difference). The securities selected for each indexed investment strategy are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the applicable Index. The U.S. Unconstrained Equity Fund may or may not hold all of the securities in an applicable Index and BlackRock is free to use its discretion as to how best to replicate the performance of each applicable Index.

General Information

The Adviser may adjust allocations to the Sub-Adviser and any additional sub-adviser of the U.S. Unconstrained Equity Fund at any time or make recommendations to the Board with respect to the hiring, termination or replacement of a Sub-Adviser. As such, the identity of the U.S. Unconstrained Equity Fund’s Sub-Adviser or Sub-Advisers, or the portion of the U.S. Unconstrained Equity Fund allocated to it or them, may change over time. Generally, except in the case of the Custom Index, the Sub-Adviser is responsible for deciding which securities to purchase and sell for the U.S. Unconstrained Equity Fund. Additionally, the Sub-Adviser is generally responsible for placing orders for the U.S. Unconstrained Equity Fund’s transactions. However, the Adviser reserves the right to instruct the Sub-Adviser as needed on U.S. Unconstrained Equity Fund transactions and manage a portion of the U.S. Unconstrained Equity Fund’s portfolio directly, either by instructing the Sub-Adviser or otherwise, including without limitation, when it has high conviction views, for portfolio hedging, to adjust the U.S. Unconstrained Equity Fund’s overall market exposure or to temporarily manage assets as a result of a Sub-Adviser’s resignation or removal.

4. The last sentence of the fourth paragraph in “The Funds’ Management and Administration – The Funds’ Investment Adviser and Sub-Advisers” section of the Fund’s Prospectus is hereby deleted and replaced by the following:

The Sub-Advisers are responsible for deciding which securities to purchase and sell for their respective portions of each Fund, except with respect to allocations to the Custom Index for the U.S. Unconstrained Equity Fund, and for placing orders for each Fund’s transactions.

5. The second paragraph in “The Funds’ Management and Administration – The Portfolio Managers – Investment Adviser” section of the Fund’s Prospectus is hereby deleted and replaced by the following:

Richard Madigan, Managing Director and Chief Investment Officer, Jeffrey Gaffney, Managing Director, Miles Wixon, Managing Director and David Cassese, Managing Director are the JPMPI portfolio managers for the U.S. Unconstrained Equity Fund and are primarily responsible for establishing and monitoring the investment strategy of the Fund and monitoring the Sub-Adviser.

Richard Madigan, Managing Director and Chief Investment Officer, Jeffrey Gaffney, Managing Director and Miles Wixon, Managing Director are the JPMPI portfolio managers for the International Unconstrained Equity Fund and are primarily responsible for establishing and monitoring the investment strategy of the Fund and monitoring the Sub-Adviser.

6. The following paragraph is added as the second to last paragraph in “The Funds’ Management and Administration – The Portfolio Managers – Investment Adviser” section of the Fund’s Prospectus:

Mr. Cassese, is a Managing Director and the Head of U.S. Equity for the J.P. Morgan Private Bank CIO Team, based in New York. He also is a member of the Global Investment Council. Mr. Cassese is responsible for coordinating the Private Bank CIO Team’s research and strategy efforts across U.S. equity markets. David joined J.P. Morgan in 2017 with 19 years of capital markets experience and brings substantial expertise in bottom-up, fundamental equity research and portfolio management. Previously, Mr. Cassese was a Portfolio Manager at BlackRock on the Equity Dividend team. Prior to joining BlackRock, David was a Senior Vice President and Portfolio Manager for Oppenheimer’s Paired Alpha Equity Strategy where he managed a team of analysts dedicated to a bottom-up, fundamental investment process. David began his career as an equity analyst at T. Rowe Price in Baltimore. David holds a B.A. in Economics from Duke University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-15

SIX CIRCLES FUNDS

Six Circles U.S. Unconstrained Equity Fund

(a series of Six Circles Trust)

Supplement dated [                ], 2022

to the Statement of Additional Information dated May 1, 2022

Effective immediately, the Statement of Additional Information of the Six Circles U.S. Unconstrained Equity Fund (the “Fund”) is hereby amended and supplemented as follows:

1. The information for the Adviser with respect to the Fund in the first and second table in the “Portfolio Managers – Portfolio Managers’ Other Accounts Managed – Adviser” section of Part I of the Statement of Additional Information is hereby deleted and replaced by the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Number of Accounts		Total Assets ($thousands)		Number of Accounts		Total Assets ($thousands)		Number of Accounts		Total Assets ($thousands)
U.S. Unconstrained Equity Fund
Richard Madigan	8		41,499.54		15		10,008.86		604,801		393,721
Jeffrey Gaffney	10		42,463.86		9		3,051		600,647		350,544.48
Miles Wixon	3		22,430.86		15		10,008.86		604,801		393,721
David Cassese*	[	]	[	]	[	]	[	]	[	]	[	]

*	As of [ ]

Performance Based Fee Advisory Accounts
	Registered Investment Companies				Other Pooled Investment Vehicles				Other Accounts
	Number of Accounts		Total Assets ($thousands)		Number of Accounts		Total Assets ($thousands)		Number of Accounts		Total Assets ($thousands)
U.S. Unconstrained Equity Fund
Richard Madigan	—		—		—		—		—		—
Jeffrey Gaffney	—		—		—		—		—		—
Miles Wixon	—		—		—		—		—		—
David Cassese*	[	]	[	]	[	]	[	]	[	]	[	]

*	As of [ ]

2. The following sentences and table are hereby added following the second table in the “Portfolio Managers – Portfolio Managers – Ownership of Securities” section of Part I of the Statement of Additional Information:

As of [                ], David Cassese beneficially owns shares of the U.S. Unconstrained Equity Fund. The following table indicates the dollar range of securities of the U.S. Unconstrained Eqiuty Fund beneficially owned by David Cassese, as of [                ]:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
DAVID CASSESE
U.S. Unconstrained Equity Fund

3. The following sentence is hereby added as the second sentence in the “Share Ownership – Trustees and Officers” section of Part I of the Statement of Additional Information:

As of [                ], 2022, the officers of the Funds and Trustees, as a group, do not beneficially own more than 1% of the U.S. Unconstrained Equity Fund’s outstanding shares.

4. The following sentence is hereby added as the second sentence in the second paragraph in the “Share Ownership – Principal Holders” section of Part I of the Statement of Additional Information:

As of [                ], 2022, J.P. Morgan Securities LLC was the record owner on behalf of its customers of 99% or greater of the U.S. Unconstrained Equity Fund. Please see Appendix A- Principal Shareholders below.

5. The following sentence and table are hereby added following the table in Appendix A of Part I of the Statement of Additional Information:

As of [                ], 2022, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the U.S. Unconstrained Equity Fund are shown below.

NAME OF FUND	NAME AND ADDRESS OF SHAREHOLDER	PERCENTAGE HELD
Six Circles U.S. Unconstrained Equity Fund	J.P. Morgan Securities LLC (For the Benefit of its Customers) 383 Madison Avenue New York, NY 10179	[ ]%

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-2022-16

PART C: OTHER INFORMATION

Item 28:	Exhibits

(a)(1)	Certificate of Trust dated November 8, 2017, is incorporated by reference to Exhibit (a)(1) to the Registrant’s Initial Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the Securities and Exchange Commission (“SEC”) on June 12, 2018 (the “Initial Registration Statement”).

(a)(2)	Amendment to Certificate of Trust dated March 22, 2018, is incorporated by reference to Exhibit (a)(2) of the Initial Registration Statement.

(a)(3)	Second Amended and Restated Declaration of Trust dated June 12, 2018, is incorporated by reference to Exhibit (a)(3) of the Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on July 2, 2018 (“Pre-Effective Amendment No. 1”).

(a)(4)	Amended Schedule A to the Second Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (a)(4) of Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on September 27, 2018.

(a)(5)	Amended Schedule A to the Second Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on May 18, 2020 (“Post-Effective Amendment No. 24”).

(b)	By-Laws dated June 12, 2018, is incorporated by reference to Exhibit (b) of Pre-Effective Amendment No.1.

(c)	Instruments Defining Rights of Security Holders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)	Investment Advisory Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (d)(1) of Pre-Effective Amendment No.1.

(d)(2)	Amendment dated December 1, 2018 to the Investment Advisory Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (d)(2) of the Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on April 9, 2019 (“Post-Effective Amendment No. 8”).

(d)(3)	Form of Amendment to the Investment Advisory Agreement, dated June 22, 2018 is incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 24.

(d)(4)	Form of Amendment to Investment Advisory Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (d)(4) of the Registrant’s Post-Effective Amendment No. 29 to the Registration statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on August 18, 2020 (“Post-Effective Amendment No. 29”).

(d)(5)	Investment Sub-Advisory Agreement with BlackRock Investment Management LLC, dated June 22, 2018, is incorporated by reference to Exhibit (d)(2) of Pre-Effective Amendment No.1.

(d)(6)	Amendment dated December 1, 2018 to Investment Sub-Advisory Agreement with BlackRock Investment Management LLC, dated June 22, 2018, is incorporated by reference to Exhibit (d)(4) of Post-Effective Amendment No. 8.

(d)(7)	Amendment dated as of April 10, 2019 to the Investment Sub-Advisory Agreement with BlackRock Investment Management LLC, dated June 22, 2018, is incorporated by reference to Exhibit (d)(5) of Post-Effective Amendment No. 8.

(d)(8)	Investment Sub-Advisory Agreement with BNY Mellon Asset Management North America Corporation, dated June 22, 2018, is incorporated by reference to Exhibit (d)(3) of Pre-Effective Amendment No.1.

(d)(9)	Investment Sub-Advisory Agreement with Goldman Sachs Asset Management, L.P., dated June 22, 2018, is incorporated by reference to Exhibit (d)(4) of Pre-Effective Amendment No.1.

(d)(10)	Investment Sub-Advisory Agreement with Pacific Investment Management Company LLC, dated June 22, 2018, is incorporated by reference to Exhibit (d)(5) of Pre-Effective Amendment No.1.

(d)(11)	Investment Sub-Advisory Agreement with Russell Investments Implementation Services, LLC, dated October 5, 2018, is incorporated by reference to Exhibit (d)(8) of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on October 16, 2018 (“Post-Effective Amendment No. 3”).

(d)(12)	Amendment dated December 1, 2018 to the Investment Sub-Advisory Agreement with Russell Investments Implementation Services, LLC, dated October 5, 2018, is incorporated by reference to Exhibit (d)(10) of Post-Effective Amendment No. 8.

Part C - 1

(d)(13)	Form of Amendment to the Investment Sub-Advisory Agreement with BlackRock Investment Management LLC, dated June 22, 2018 is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 24.

(d)(14)	Form of Investment Sub-Advisory Agreement with PGIM, Inc. is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 24.

(d)(15)	Form of Amendment to the Investment Sub-Advisory Agreement with Pacific Investment Management Company LLC, dated June 22, 2018 is incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 24.

(d)(16)	Form of Investment Sub-Advisory Agreement with Capital International, Inc. is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 24.

(d)(17)	Form of Investment Sub-Advisory Agreement with Nuveen Asset Management, LLC is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 24.

(d)(18)	Form of Investment Sub-Advisory Agreement with Wells Capital Management Incorporated is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 24.

(d)(19)	Form of Investment Sub-Sub-Advisory Agreement with BlackRock International Limited is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 24.

(d)(20)	Form of Investment Sub-Sub-Advisory Agreement with BlackRock (Singapore) Limited is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 24.

(d)(21)	Form of Investment Sub-Sub-Advisory Agreement with PGIM Limited is incorporated by reference to Exhibit (d)(20) of Post-Effective Amendment No. 24.

(d)(22)	Form of Amendment to the Investment Sub-Advisory Agreement with Russell Investments Implementation Services, LLC, dated October 5, 2018 is incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 24.

(d)(23)	Form of Amendment to the Investment Sub-Advisory Agreement with BlackRock Investment Management LLC, dated June 22, 2018, is incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 29.

(d)(24)	Form of Amendment to the Investment Sub-Advisory Agreement with PGIM, Inc., dated March 13, 2020, is incorporated by reference to Exhibit (d)(24) of Post-Effective Amendment No. 29.

(d)(25)	Form of Investment Sub-Advisory Agreement with Federated Investment Management Company, dated July 27, 2020, is incorporated by reference to Exhibit (d)(25) of Post-Effective Amendment No. 29.

(d)(26)	Form of Amendment to Investment Sub-Advisory Agreement with Russell Investments Implementation Services, LLC, dated October 5, 2018, is incorporated by reference to Exhibit (d)(26) of Post-Effective Amendment No. 29.

(d)(27)	Form of Investment Sub-Sub-Advisory Agreement with BlackRock International Limited, dated July 27, 2020, is incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 29.

(d)(28)	Form of Investment Sub-Sub-Advisory Agreement with PGIM Limited, dated July 27, 2020, is incorporated by reference to Exhibit (d)(28) of Post-Effective Amendment No. 29.

(d)(29)	Form of Investment Sub-Advisory Agreement with Lord, Abbett & Co., is incorporated by reference to Exhibit (d)(29) of the Registrant’s Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on November 18, 2020 (“Post-Effective Amendment No. 31”).

(d)(30)	Form of Investment Sub-Advisory Agreement with BlueBay Asset Management LLP, is incorporated by reference to Exhibit (d)(30) of the Registrant’s Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on March 12, 2021 (“Post-Effective Amendment No. 32”).

(d)(31)	Form of Investment Sub-Advisory Agreement with Muzinich & Co. Inc., is incorporated by reference to Exhibit (d)(31) of Post-Effective Amendment No. 32.

(d)(32)	Form of Amendment to Investment Sub-Advisory Agreement with Russell Investments Implementation Services, LLC, dated October 5, 2018, is incorporated by reference to Exhibit (d)(32) of Post-Effective Amendment No. 32.

(d)(33)	Form of Amendment to Investment Sub-Advisory Agreement with BlackRock Investment Management, dated June 22, 2018, as amended, is incorporated by reference to Exhibit (d)(33) of Registrant’s Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on April 30, 2021 (“Post-Effective Amendment No. 34”).

Part C - 2

(d)(34)	Form of Amendment to Investment Sub-Advisory Agreement with Pacific Investment Management Company LLC, dated June 22, 2018, as amended, is incorporated by reference to Exhibit (d)(34) of Post-Effective Amendment No. 34.

(d)(35)	Amended and Restated Investment Sub-Advisory Agreement with BNY Mellon Asset Management North America Corporation and Insight North America LLC, dated June 22, 2018, as amended, is incorporated by reference to Exhibit (d)(35) of the Registrant’s Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on December 2, 2021 (“Post-Effective Amendment No. 35”).

(d)(36)	Investment Sub-Advisory Agreement with Allspring Global Investments, LLC, is incorporated by reference to Exhibit (d)(36) of Post-Effective Amendment No. 35.

(d)(37)	Amendment to Investment Sub-Advisory Agreement with Pacific Investment Management Company LLC, dated June 22, 2018, as amended, is incorporated by reference to Exhibit (d)(37) of Post-Effective Amendment No. 35.

(d)(38)	Amendment to Investment Sub-Advisory Agreement with BlackRock Investment Management LLC, dated June 22, 2018, as amended, is incorporated by reference to Exhibit (d)(38) of the Registrant’s Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on March 8, 2022 (“Post-Effective Amendment No. 36”).

(d)(39)	Amendment to Investment Sub-Advisory Agreement with Russell Investments Implementation Services, LLC, dated October 5, 2018, as amended, is incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 36.

(e)(1)	Distribution Agreement, dated June 22, 2018, between the Trust and Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(1) of Pre-Effective Amendment No.1.

(e)(2)	Amendment dated December 1, 2018 to the Distribution Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 8.

(e)(3)	Form of Amendment to the Distribution Agreement, dated June 22, 2018 is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 24.

(e)(4)	Form of Amendment to the Distribution Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 29.

(e)(5)	Distribution and Fund Support Services Agreement, dated June 22, 2018, between the Adviser and Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(2) of Pre-Effective Amendment No.1.

(e)(6)	Form of Dealer Agreement, is incorporated by reference to Exhibit (e)(3) of Pre-Effective Amendment No.1.

(e)(7)	Distribution Agreement, dated September 30, 2021, between the Trust and Foreside Fund Services, LLC, is incorporated by reference to Exhibit (e)(7) of Post-Effective Amendment No. 35.

(f)	Not applicable.

(g)(1)	Custody Agreement, dated June 6, 2018 between the Trust and Brown Brothers Harriman & Co, is incorporated by reference to Exhibit (g) of Pre-Effective Amendment No.1.

(g)(2)	Amended Appendix A to the Custody Agreement, dated June 6, 2018, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 8.

(g)(3)	Form of Amended Appendix A to the Custody Agreement, dated June 6, 2018 is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 24.

(g)(4)	Form of Amended Appendix A to the Custody Agreement, dated June 6, 2018, is incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 29.

(h)(1)	Administration Agreement, dated June 22, 2018 between the Trust and Brown Brothers Harriman & Co, is incorporated by reference to Exhibit (h)(1) of Pre-Effective Amendment No.1.

(h)(2)	Amended Appendix A to the Administration Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 8.

(h)(3)	Form of Amended Appendix A to the Administration Agreement, dated June 22, 2018 is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 24.

(h)(4)	Form of Amended Appendix A to the Administration Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 29.

Part C - 3

(h)(5)	Transfer Agency and Service Agreement, dated June 6, 2018, between the Trust and DST Asset Manager Solutions, Inc., is incorporated by reference to Exhibit (h)(2) of Pre-Effective Amendment No.1.

(h)(6)	Amendment dated December 1, 2018 to the Transfer Agency and Service Agreement, dated June 6, 2018, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 8.

(h)(7)	Form of Amendment to the Transfer Agency and Service Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 24.

(h)(8)	Form of Amendment to the Transfer Agency and Service Agreement, is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 29.

(h)(9)	Operating Expenses Limitation Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (h)(3) of Pre-Effective Amendment No.1.

(h)(10)	Operating Expenses Limitation Agreement, dated December 1, 2018, is incorporated by reference to Exhibit (h)(6) of Post-Effective Amendment No. 8.

(h)(11)	Form of Operating Expenses Limitation Agreement is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 24.

(h)(12)	Form of Operating Expenses Limitation Agreement, dated July 27, 2020, is incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 29.

(h)(13)	Advisory Fee Waiver Agreement, dated June 22, 2018, is incorporated by reference to Exhibit (h)(4) of Pre-Effective Amendment No.1.

(h)(14)	Advisory Fee Waiver Agreement, dated December 1, 2018, is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 8.

(h)(15)	Form of Advisory Fee Waiver Agreement is incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 24.

(h)(16)	Form of Advisory Fee Waiver Agreement, dated July 27, 2020, is incorporated by reference to Exhibit (h)(16) of Post-Effective Amendment No. 29.

(h)(17)	Powers of Attorney, is incorporated by reference to Exhibit (h)(5) of the Initial Registration Statement.

(h)(18)	Power of Attorney, is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 8.

(h)(19)	Form of Class Action Services Agreement between the Trust and Brown Brothers Harriman & Co., is incorporated by reference to Exhibit (h)(6) of Pre-Effective Amendment No.1.

(h)(20)	Amended Schedule 1 to the Form of Class Action Services Agreement, is incorporated by reference to Exhibit (h)(12) of Post-Effective Amendment No. 8.

(h)(21)	Form of Amended Schedule 1 to the Form of Class Action Services Agreement is incorporated by reference to Exhibit (h)(17) of Post-Effective Amendment No. 24.

(h)(22)	Form of Amended Schedule 1 to the Form of Class Action Services Agreement, dated July 27, 2020, is incorporated by reference to Exhibit (h)(22) of Post-Effective Amendment No. 29.

(h)(23)	Implementation Services Agreement between Russell Investments Implementation Services, LLC and J.P. Morgan Private Investments Inc., dated October 5, 2018, is incorporated by reference to Exhibit (h)(13) of Post-Effective Amendment No. 3.

(h)(24)	Amendment dated December 1, 2018 to the Implementation Services Agreement between Russell Investments Implementation Services, LLC and J.P. Morgan Private Investments Inc., dated October 5, 2018, is incorporated by reference to Exhibit (h)(14) of Post-Effective Amendment No. 8.

(h)(25)	Amendment dated as of April 10, 2019 to the Implementation Services Agreement between Russell Investments Implementation Services, LLC and J.P. Morgan Private Investments Inc., dated October 5, 2018, is incorporated by reference to Exhibit (h)(15) of Post-Effective Amendment No. 8.

(h)(26)	Form of Amendment to the Implementation Services Agreement between Russell Investments Implementation Services, LLC and J.P. Morgan Private Investments Inc., dated October 5, 2018 is incorporated by reference to Exhibit (h)(21) of Post-Effective Amendment No. 24.

Part C - 4

(h)(27)	Form of Amendment to the Implementation Services Agreement between Russell Investments Implementation Services, LLC and J.P. Morgan Private Investments Inc., dated October 5, 2018, is incorporated by reference to Exhibit (h)(27) of Post-Effective Amendment No. 29.

(h)(28)	Form of Amendment to the Implementation Services Agreement between Russell Investments Implementation Services, LLC and J.P. Morgan Private Investments Inc., dated October 5, 2018, is incorporated by reference to Exhibit (h)(28) of Post-Effective Amendment No. 32.

(h)(29)	Form of Operating Expenses Limitation Agreement, is incorporated by reference to Exhibit (h)(29) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File Nos. 333-225588 and 811-23325), filed with the SEC on April 29, 2022 (“Post-Effective Amendment No. 37”).

(h)(30)	Form of Advisory Fee Waiver Agreement, is incorporated by reference to Exhibit (h)(30) of Post-Effective Amendment No. 37.

(h)(31)	Power of Attorney, is incorporated by reference to Exhibit (h)(31) of Post-Effective Amendment No. 35.

(h)(32)	Amendment to the Implementation Services Agreement between Russell Investments Implementation Services, LLC and J.P. Morgan Private Investments Inc., dated October 5, 2018, is incorporated by reference to Exhibit (h)(32) of Post-Effective Amendment No. 36.

(i)	Opinion and consent of counsel, is incorporated by reference to Exhibit (i) of Post-Effective Amendment No. 37.

(j)	Not applicable.

(k)	Not applicable.

(l)	Purchase Agreement, dated June 6, 2018 between the Trust and the Adviser, is incorporated by reference to Exhibit (l) of Pre-Effective Amendment No.1.

(m)	Not applicable.

(n)	Not applicable.

(o)	Reserved.

(p)(1)	Code of Ethics for the Trust, is incorporated by reference to Exhibit (p)(1) of Pre-Effective Amendment No.1.

(p)(2)	Code of Ethics for the Adviser, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 32.

(p)(3)	Code of Ethics for BlackRock, BlackRock International Limited and BlackRock (Singapore) Limited, is incorporated by reference to Exhibit (p)(3) of Pre-Effective Amendment No.1.

(p)(4)	Code of Ethics for BNY Mellon, is incorporated by reference to Exhibit (p)(4) of Pre-Effective Amendment No.1.

(p)(5)	Code of Ethics for Goldman, is incorporated by reference to Exhibit (p)(5) of Pre-Effective Amendment No.1.

(p)(6)	Code of Ethics for PIMCO, is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 34.

(p)(7)	Code of Ethics for Russell Investments Implementation Services, LLC, is incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 3.

(p)(8)	Amended Exhibit A and Exhibit B of the Code of Ethics of the Trust, is incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 8.

(p)(9)	Code of Ethics for PGIM, Inc. and PGIM Limited is incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 24.

(p)(10)	Code of Ethics for Capital International, Inc. is incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 24.

(p)(11)	Code of Ethics for Nuveen Asset Management, LLC is incorporated by reference to Exhibit (p)(11) of Post-Effective Amendment No. 24.

(p)(12)	Code of Ethics for Wells Capital Management Incorporated is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 24.

(p)(13)	Code of Ethics for Federated Investment Management Company, is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 29.

Part C - 5

(p)(14)	Code of Ethics for Lord, Abbett & Co. LLC, is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 31.

(p)(15)	Code of Ethics for BlueBay Asset Management LLP, is incorporated by reference to Exhibit (p)(15) of Post-Effective Amendment No. 32.

(p)(16)	Code of Ethics for Muzinich & Co., Inc., is incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 32.

(p)(17)	Code of Ethics for Insight North America LLC, is incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 35.

(p)(18)	Code of Ethics for Allspring Global Investments, LLC, is incorporated by reference to Exhibit (p)(18) of Post-Effective Amendment No. 35.

Item 29.	Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Article VII, Section 4 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

See “Management of the Trust” in Part B.

The business or other connections of each director and officer of J.P. Morgan Private Investments Inc. (adviser to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Private Investments Inc. and is incorporated herein by reference.

The business or other connections of each director and officer of BlackRock Investment Management, LLC (sub-adviser to the Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for BlackRock Investment Management, LLC and is incorporated herein by reference.

The business or other connections of each director and officer of BlackRock International Limited (sub-sub-adviser to the Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for BlackRock International Limited and is incorporated herein by reference.

The business or other connections of each director and officer of BlackRock (Singapore) Limited (sub-sub-adviser to the Six Circles Global Bond Fund) is currently listed in the investment advisor registration on Form ADV for BlackRock (Singapore) Limited and is incorporated herein by reference.

Part C - 6

The business or other connections of each director and officer of Insight North America LLC (sub-adviser to the Six Circles Tax Aware Ultra Short Duration Fund) is currently listed in the investment advisor registration on Form ADV for Insight North America LLC and is incorporated herein by reference.

The business or other connections of each director and officer of Goldman Sachs Asset Management, L.P. (sub-adviser to the Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund) is currently listed in the investment advisor registration on Form ADV for Goldman Sachs Asset Management, L.P. and is incorporated herein by reference.

The business or other connections of each director and officer of Pacific Investment Management Company LLC (sub-adviser to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for Pacific Investment Management Company LLC and is incorporated herein by reference.

The business or other connections of each director and officer of PGIM, Inc. (sub-adviser to the Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for PGIM, Inc. and is incorporated herein by reference.

The business or other connections of each director and officer of PGIM Limited (sub-sub-adviser to the Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for PGIM Limited and is incorporated herein by reference.

The business or other connections of each director and officer of Capital International, Inc. (sub-adviser to the Six Circles Tax Aware Bond Fund) is currently listed in the investment advisor registration on Form ADV for Capital International, Inc. and is incorporated herein by reference.

The business or other connections of each director and officer of Nuveen Asset Management, LLC (sub-adviser to the Six Circles Tax Aware Bond Fund) is currently listed in the investment advisor registration on Form ADV for Nuveen Asset Management, LLC and is incorporated herein by reference.

The business or other connections of each director and officer of Allspring Global Investments, LLC (sub-adviser to the Six Circles Tax Aware Bond Fund) is currently listed in the investment advisor registration on Form ADV for Allspring Global Investments, LLC and is incorporated herein by reference.

The business or other connections of each director and officer of Federated Investment Management Company (sub-adviser to the Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for Federated Investment Management Company and is incorporated by reference.

The business or other connections of each director and officer of Lord, Abbett & Co. LLC (sub-adviser to the Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for Lord, Abbett & Co. LLC and is incorporated by reference.

The business or other connections of each director and officer of BlueBay Asset Management LLP (sub-adviser to the Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for BlueBay Asset Management LLP and is incorporated by reference.

The business or other connections of each director and officer of Muzinich & Co. Inc. (sub-adviser to the Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for Muzinich & Co. Inc. and is incorporated by reference.

The business or other connections of each director and officer of Russell Investments Implementation Services, LLC (interim sub-adviser to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund) is currently listed in the investment advisor registration on Form ADV for Russell Investments Implementation Services, LLC and is incorporated herein by reference.

Part C - 7

Item 32.	Principal Underwriters

(a)

Foreside Fund Services, LLC is the principal underwriter of the Registrant’s shares. Foreside Fund Services, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. Foreside Fund Services, LLC is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. Foreside Fund Services, LLC acts as the principal underwriter for the following additional investment companies registered under the 1940 Act:

1.	ABS Long/Short Strategies Fund
2.	Absolute Shares Trust
3.	Adaptive Core ETF, Series of Collaborative Investment Series Trust
4.	AdvisorShares Trust
5.	AFA Multi-Manager Credit Fund
6.	AGF Investments Trust
7.	AIM ETF Products Trust
8.	Alexis Practical Tactical ETF, Series of Listed Funds Trust
9.	Alpha Intelligent – Large Cap Growth ETF, Series of Listed Funds Trust
10.	Alpha Intelligent – Large Cap Value ETF, Series of Listed Funds Trust
11.	AlphaCentric Prime Meridian Income Fund
12.	American Century ETF Trust
13.	American Customer Satisfaction ETF, Series of ETF Series Solutions
14.	Amplify ETF Trust
15.	Applied Finance Core Fund, Series of World Funds Trust
16.	Applied Finance Explorer Fund, Series of World Funds Trust
17.	Applied Finance Select Fund, Series of World Funds Trust
18.	ARK ETF Trust
19.	ASYMmetric ETFs Trust
20.	Bluestone Community Development Fund
21.	BondBloxx ETF Trust
22.	Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust
23.	Bridgeway Funds, Inc.
24.	Brinker Capital Destinations Trust
25.	Brookfield Real Assets Income Fund Inc.
26.	Build Funds Trust
27.	Calamos Convertible and High Income Fund
28.	Calamos Convertible Opportunities and Income Fund
29.	Calamos Dynamic Convertible and Income Fund
30.	Calamos Global Dynamic Income Fund
31.	Calamos Global Total Return Fund
32.	Calamos Strategic Total Return Fund
33.	Carlyle Tactical Private Credit Fund
34.	Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust
35.	Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust
36.	Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust
37.	Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust
38.	Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust
39.	Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust
40.	Center Coast Brookfield MLP & Energy Infrastructure Fund
41.	Changebridge Capital Long/Short ETF, Series of Listed Funds Trust
42.	Changebridge Capital Sustainable Equity ETF, Series of Listed Funds Trust
43.	Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust
44.	Clifford Capital International Value Fund, Series of World Funds Trust
45.	Clifford Capital Partners Fund, Series of World Funds Trust
46.	Cliffwater Corporate Lending Fund
47.	Cliffwater Enhanced Lending Fund
48.	Cohen & Steers Infrastructure Fund, Inc.
49.	Convergence Long/Short Equity ETF, Series of Trust for Professional Managers
50.	CornerCap Group of Funds
51.	CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers
52.	Curasset Capital Management Core Bond Fund, Series of World Funds Trust
53.	Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust
54.	Davis Fundamental ETF Trust
55.	Defiance Digital Revolution ETF, Series of ETF Series Solutions
56.	Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

Part C - 8

57.	Defiance Nasdaq Junior Biotechnology ETF, Series of ETF Series Solutions
58.	Defiance Next Gen Altered Experience ETF, Series of ETF Series Solutions
59.	Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions
60.	Defiance Next Gen H2 ETF, Series of ETF Series Solutions
61.	Defiance Next Gen SPAC Derived ETF, Series of ETF Series Solutions
62.	Defiance Quantum ETF, Series of ETF Series Solutions
63.	Direxion Shares ETF Trust
64.	Dividend Performers ETF, Series of Listed Funds Trust
65.	Dodge & Cox Funds
66.	DoubleLine ETF Trust
67.	DoubleLine Opportunistic Credit Fund
68.	DoubleLine Yield Opportunities Fund
69.	Eaton Vance NextShares Trust
70.	Eaton Vance NextShares Trust II
71.	EIP Investment Trust
72.	Ellington Income Opportunities Fund
73.	Esoterica Thematic ETF Trust
74.	ETF Opportunities Trust
75.	Evanston Alternative Opportunities Fund
76.	Exchange Listed Funds Trust
77.	Fiera Capital Series Trust
78.	FlexShares Trust
79.	FOMO ETF, Series of Collaborative Investment Series Trust
80.	Forum Funds
81.	Forum Funds II
82.	Friess Brandywine Blue Fund, Series of Managed Portfolio Series
83.	Friess Brandywine Fund, Series of Managed Portfolio Series
84.	Friess Small Cap Growth Fund, Series of Managed Portfolio Series
85.	Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust
86.	Grayscale Future of Finance ETF, Series of ETF Series Solutions
87.	Grizzle Growth ETF, Series of Listed Funds Trust
88.	Guinness Atkinson Funds
89.	Harbor ETF Trust
90.	Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust
91.	IDX Funds
92.	Infusive US Trust
93.	Innovator ETFs Trust
94.	Ironwood Institutional Multi-Strategy Fund LLC
95.	Ironwood Multi-Strategy Fund LLC
96.	John Hancock Exchange-Traded Fund Trust
97.	Kelly Strategic ETF Trust
98.	LifeGoal Conservative Wealth Builder ETF, Series of Northern Lights Fund Trust II
99.	LifeGoal Home Down Payment ETF, Series of Northern Lights Fund Trust II
100.	LifeGoal Wealth Builder ETF, Series of Northern Lights Fund Trust II
101.	Mairs & Power Balanced Fund, Series of Trust for Professional Managers
102.	Mairs & Power Growth Fund, Series of Trust for Professional Managers
103.	Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers
104.	Mairs & Power Small Cap Fund, Series of Trust for Professional Managers
105.	Manor Investment Funds
106.	Merk Stagflation ETF, Series of Listed Funds Trust
107.	Milliman Variable Insurance Trust
108.	Mindful Conservative ETF, Series of Collaborative Investment Series Trust
109.	Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV
110.	Mohr Growth ETF, Series of Collaborative Investment Series Trust
111.	Morgan Creek - Exos Active SPAC Arbitrage ETF, Series of Listed Funds Trust
112.	Morgan Creek - Exos SPAC Originated ETF, Series of Listed Funds Trust
113.	Morningstar Funds Trust

Part C - 9

114.	OSI ETF Trust
115.	OTG Latin American Fund, Series of World Funds Trust
116.	Overlay Shares Core Bond ETF, Series of Listed Funds Trust
117.	Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust
118.	Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust
119.	Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust
120.	Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust
121.	Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust
122.	Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust
123.	Palmer Square Opportunistic Income Fund
124.	Partners Group Private Income Opportunities, LLC
125.	PENN Capital Funds Trust
126.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
127.	Perkins Discovery Fund, Series of World Funds Trust
128.	Philotimo Focused Growth and Income Fund, Series of World Funds Trust
129.	Plan Investment Fund, Inc.
130.	PMC Funds, Series of Trust for Professional Managers
131.	Point Bridge GOP Stock Tracker ETF, Series of ETF Series Solutions
132.	Preferred-Plus ETF, Series of Listed Funds Trust
133.	Putnam ETF Trust
134.	Quaker Investment Trust
135.	Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust
136.	Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust
137.	Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust
138.	Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust
139.	REMS Real Estate Value-Opportunity Fund, Series of World Funds Trust
140.	Renaissance Capital Greenwich Funds
141.	Revere Sector Opportunity ETF, Series of Collaborative Investment Series Trust
142.	Reverse Cap Weighted U.S. Large Cap ETF, Series of ETF Series Solutions
143.	Reynolds Funds, Inc.
144.	RiverNorth Patriot ETF, Series of Listed Funds Trust (f/k/a RiverNorth Volition America Patriot ETF)
145.	RMB Investors Trust
146.	Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust
147.	Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust
148.	Roundhill Ball Metaverse ETF, Series of Listed Funds Trust
149.	Roundhill BITKRAFT Esports & Digital Entertainment ETF, Series of Listed Funds Trust
150.	Roundhill Cannabis ETF, Series of Listed Funds Trust
151.	Roundhill IO Digital Transformation ETF, Series of Listed Funds Trust
152.	Roundhill MEME ETF, Series of Listed Funds Trust
153.	Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust
154.	Rule One Fund, Series of World Funds Trust
155.	Salient MF Trust
156.	Securian AM Balanced Stabilization Fund, Series of Investment Managers Series Trust
157.	Securian AM Equity Stabilization Fund, Series of Investment Managers Series Trust
158.	Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust
159.	SHP ETF Trust
160.	Sound Shore Fund, Inc.
161.	Sparrow Funds
162.	Spear Alpha ETF, Series of Listed Funds Trust
163.	STF Tactical Growth & Income ETF, Series of Listed Funds Trust
164.	STF Tactical Growth ETF, Series of Listed Funds Trust
165.	Strategy Shares
166.	Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust
167.	Syntax ETF Trust
168.	Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust
169.	The B.A.D. ETF, Series of Listed Funds Trust
170.	The Chartwell Funds

Part C - 10

171.	The Community Development Fund
172.	The De-SPAC ETF, Series of Collaborative Investment Series Trust
173.	The Finite Solar Finance Fund
174.	The NextGen Trend and Defend ETF, Series of Collaborative Investment Series Trust
175.	The Private Shares Fund (f/k/a SharesPost 100 Fund)
176.	The Short De-SPAC ETF, Series of Collaborative Investment Series Trust
177.	The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust
178.	Third Avenue Trust
179.	Third Avenue Variable Series Trust
180.	Tidal ETF Trust
181.	TIFF Investment Program
182.	Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan
183.	Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan
184.	Timothy Plan International ETF, Series of The Timothy Plan
185.	Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan
186.	Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan
187.	Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan
188.	Total Fund Solution
189.	TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust
190.	TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust
191.	TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust
192.	TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust
193.	TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust
194.	TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust
195.	TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust
196.	TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust
197.	TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust
198.	TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust
199.	TrueShares Structured Outcome (May) ETF, Series of Listed Funds Trust
200.	TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust
201.	TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust
202.	TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust
203.	TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust
204.	Tuttle Capital Short Innovation ETF, Series of Collaborative Investment Series Trust
205.	U.S. Global Investors Funds
206.	Union Street Partners Value Fund, Series of World Funds Trust
207.	Variant Alternative Income Fund
208.	Variant Impact Fund
209.	VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
210.	VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II
211.	VictoryShares Emerging Market High Div Volatility Wtd ETF, Series of Victory Portfolios II
212.	VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II
213.	VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II
214.	VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II
215.	VictoryShares Protect America ETF, Series of Victory Portfolios II
216.	VictoryShares Top Veteran Employers ETF, Series of Victory Portfolios II
217.	VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
218.	VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II
219.	VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
220.	VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II
221.	VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
222.	VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II
223.	VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II
224.	VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II
225.	VictoryShares USAA Core Intermediate-Term Bond ETF, Series of Victory Portfolios II
226.	VictoryShares USAA Core Short-Term Bond ETF, Series of Victory Portfolios II
227.	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

Part C - 11

228.	VictoryShares USAA MSCI International Value Momentum ETF, Series of Victory Portfolios II
229.	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF, Series of Victory Portfolios II
230.	VictoryShares USAA MSCI USA Value Momentum ETF, Series of Victory Portfolios II
231.	Walthausen Funds
232.	West Loop Realty Fund, Series of Investment Managers Series Trust
233.	WisdomTree Trust
234.	WST Investment Trust
235.	XAI Octagon Floating Rate & Alternative Income Term Trust

(b)	The directors and officers of Foreside Fund Services, LLC are set forth below. The business address of each director or officer is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name with Registrant	Positions and Offices With Foreside Fund Services, LLC	Address	Positions with Registrant
Teresa Cowan	President/Manager	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	None
Chris Lanza	Vice President	Three Canal Plaza, Suite 100, Portland, ME 04101	None
Mark Fairbanks	Vice President	Three Canal Plaza, Suite 100, Portland, ME 04101	None
Nanette K. Chern	Vice President and Chief Compliance Officer	Three Canal Plaza, Suite 100, Portland, ME 04101	None
Kelly B. Whetstone	Secretary	Three Canal Plaza, Suite 100, Portland, ME 04101	None
Susan L. LaFond	Treasurer	111 E. Kilbourn Ave, Suite 2200, Milwaukee, WI 53202	None

(c)	Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Private Investments Inc., the Registrant’s investment adviser, at 383 Madison Avenue, New York, NY 10179 (records relating to its functions as investment adviser to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund).

Foreside Fund Services, LLC, the Registrant’s distributor, at Three Canal Plaza, Suite 100, Portland, Maine 04101 (records relating to its functions as distributor to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund).

Brown Brothers Harriman & Co., the Registrant’s custodian, at 140 Broadway, New York, New York 10005 (records relating to its functions as custodian to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund).

Brown Brothers Harriman & Co., the Registrant’s administrator, at 140 Broadway, New York, New York 10005 (records relating to its functions as administrator to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund).

Part C - 12

DST Asset Manager Solutions, Inc., the Registrant’s transfer agent, at 2000 Crown Colony Drive, Quincy, MA 02169 (records relating to its functions as transfer agent to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund).

Registrant’s Sub-Advisers and Sub-Sub-Advisers

BlackRock Investment Management, LLC, at 1 University Square Drive, Princeton, New Jersey 08540 (records relating to its functions as sub-adviser to the Six Circles Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund).

BlackRock International Limited, at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom (records relating to its functions as sub-sub-adviser to the Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund).

Insight North America LLC, at 200 Park Avenue, New York, New York 10166 (records relating to its functions as sub-adviser to the Six Circles Tax Aware Ultra Short Duration Fund).

Goldman Sachs Asset Management L.P., at 200 West Street, New York, New York 10282 (records relating to its functions as sub-adviser to the Six Circles Ultra Short Duration Fund and Six Circles Tax Aware Ultra Short Duration Fund).

BlackRock (Singapore) Limited, at 20 Anson Road #18-01, 079912 Singapore (records relating to its functions as sub-sub-adviser to the Six Circles Global Bond Fund).

Pacific Investment Management Company LLC, at 650 Newport Center Drive, Newport Beach, California 92660 (records relating to its functions as sub-adviser to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, the Six Circles Global Bond Fund and the Six Circles Credit Opportunities Fund).

PGIM, Inc., at 655 Broad Street, 8th Floor, Newark, NJ 07102 (records relating to its functions as sub-adviser to the Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund).

PGIM Limited, at Grand Buildings, 1-3 Strand, Trafalgar Square, London WC2N 5HR (records relating to its functions as sub-sub-adviser to the Six Circles Global Bond Fund and Six Circles Credit Opportunities Fund).

Capital International, Inc., at 400 S. Hope Street, Los Angeles, CA 90071 (records relating to its functions as sub-adviser to the Six Circles Tax Aware Bond Fund).

Nuveen Asset Management, LLC, at 901 Marquette Avenue, Suite 2900, Minneapolis, Minnesota 55402 (records relating to its functions as sub-adviser to the Six Circles Tax Aware Bond Fund).

Allspring Global Investments, LLC, at 525 Market Street, San Francisco, California 94105 (records relating to its functions as sub-adviser to the Six Circles Tax Aware Bond Fund).

Federated Investment Management Company, at 1001 Liberty Avenue, Pittsburgh, PA 15222 (records relating to its functions as sub-adviser to the Six Circles Credit Opportunities Fund).

Lord, Abbett & Co. LLC, at 90 Hudson Street, Jersey City, New Jersey 07302 (records relating to its functions as sub-adviser to the Six Circles Credit Opportunities Fund).

BlueBay Asset Management LLP, at 77 Grosvenor Street, London, W1K 3JR, United Kingdom (records relating to its functions as sub-adviser to the Six Circles Credit Opportunities Fund).

Muzinich & Co. Inc., at 450 Park Avenue, New York, New York 10022 (records relating to its functions as sub-adviser to the Six Circles Credit Opportunities Fund).

Part C - 13

Russell Investments Implementation Services, LLC, at 1302 2nd Avenue, 18th Floor, Seattle, WA 98101 (records relating to its functions as interim sub-adviser to the Six Circles Ultra Short Duration Fund, Six Circles Tax Aware Ultra Short Duration Fund, Six Circles U.S. Unconstrained Equity Fund, Six Circles International Unconstrained Equity Fund, Six Circles Managed Equity Portfolio U.S. Unconstrained Fund, Six Circles Managed Equity Portfolio International Unconstrained Fund, Six Circles Global Bond Fund, Six Circles Tax Aware Bond Fund and Six Circles Credit Opportunities Fund).

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

Part C - 14

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 40 to Registration Statement No. 333-225588 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 29th day of June, 2022.

Six Circles Trust

By:	/s/ Mary Savino
Name:	Mary Savino
Title:	Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on June 29, 2022.

/s/ Mary Savino
Mary Savino Trustee

/s/ Lisa Borders*
Lisa Borders Trustee

/s/ James P. Donovan*
James P. Donovan Trustee

/s/ Neil Medugno*
Neil Medugno Trustee

/s/ Steven R. Meier*
Steven R. Meier Trustee

/s/ Lauren Stack*
Lauren Stack Trustee

/s/ Gregory R. McNeil
Gregory R. McNeil Principal Financial Officer and Treasurer

*By:
/s/ Mary Savino
Mary Savino** Attorney-in-Fact

**	Executed by Mary Savino on behalf of each of the Trustees pursuant to Powers of Attorney dated June 12, 2018 and September 30, 2021.